Acquisitions	12 Months Ended
Sep. 30, 2012
Acquisitions [Abstract]
Acquisitions

Note 2.  Acquisitions

TheraCom, LLC

In November 2011, the Company acquired TheraCom, LLC (“TheraCom”), a subsidiary of CVS Caremark Corporation, for a purchase price of $257.2 million, net of a working capital adjustment. TheraCom is a leading provider of commercialization support services for the biotechnology and pharmaceutical industry, specifically providing reimbursement and patient support services. TheraCom's capabilities complement those of the Lash Group, a business within ABCS, and significantly increase the size and scope of its consulting services. TheraCom's annualized revenues are approximately $700 million, the majority of which are provided by the specialized distribution component of the integrated reimbursement support services for certain unique prescription products. During the fiscal year ended September 30, 2012, TheraCom sales to ABDC were $72.2 million, which were eliminated from the Company's consolidated financial statements. For segment presentation, TheraCom is included in Other.

The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their fair values at the date of the acquisition. The purchase price exceeded the fair value of the net tangible and intangible assets acquired by $180.2 million, which was allocated to goodwill. The fair values of significant tangible assets acquired and liabilities assumed were as follows: accounts receivable of $119.3 million, merchandise inventories of $41.7 million, and accounts payable of $153.2 million. The fair value of intangible assets acquired of $68.8 million consists of customer relationships of $57.1 million, software technology of $7.9 million, and trade names of $3.8 million. The Company is amortizing the fair values of the acquired customer relationships over their remaining useful lives of 15 years, and amortizing the fair values of software technology and trade names over their remaining useful lives of 5 years. All of the goodwill resulting from the acquisition is expected to be deductible for income tax purposes.

World Courier

In April 2012, the Company acquired World Courier for a purchase price of $518.0 million, net of a working capital adjustment. World Courier is a leading global specialty transportation and logistics provider for the biopharmaceutical industry. World Courier further strengthens the Company's service offerings to global pharmaceutical manufacturers and provides an established platform for the introduction of our specialty services outside North America. It operates in over 50 countries and has approximately 2,500 employees. World Courier's annual revenues are estimated to be approximately $500 million. For segment presentation, World Courier is included in Other.

The purchase price has been preliminarily allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of the acquisition. The purchase price currently exceeds the estimated fair value of the net tangible and intangible assets acquired by $263.7 million, which was allocated to goodwill. The Company is in the process of finalizing its fair value estimates for certain contingent liabilities assumed and the income tax assets acquired and liabilities assumed. The estimated fair value of intangible assets acquired of $250.0 million consists of a trade name of $110.5 million, customer relationships of $130.5 million, and software technology of $9.0 million. The trade name has been determined to have an indefinite life. The Company is amortizing the estimated fair values of the acquired customer relationships and software technology over the remaining estimated useful lives of 16 years and 5 years, respectively. Goodwill resulting from the acquisition is not expected to be deductible for income tax purposes.

The Company has reflected revenues of $959.9 million and pre-tax earnings of $24.1 million related to the acquisitions of TheraCom and World Courier in its consolidated results of operations from the dates of their respective acquisitions. Pro forma results of operations for the aforementioned acquisitions for the fiscal years ended September 30, 2012 and 2011, as if such acquisitions had been completed as of the beginning of fiscal 2011, have not been presented because the pro forma results are not materially different from the Company's actual results for the periods indicated.